Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments, Amounts included in earnings	¥ (18,926)	¥ (72,724)
Goodwill impairments	(177,135)	(13,264)	[1]
Amounts included in earnings	(196,061)	(85,988)
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets impairments	768	57,236
Goodwill impairments	¥ 0	¥ 0

[1]	For the fiscal year ended March 31, 2014, the impairment loss recorded in All Other relates to the disc manufacturing business. Refer to Note 13.